Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Assets [abstract]
Summary of Other Assets

	2025	2024
Current -
Interest receivable	$27,516	$18,687
Foreign currency forward	209	1,410
Other	5,044	1,613
	32,769	21,710
Non-current -
Guarantee deposits	$3,380	$11,690
Deposits for litigation	361	7,211
Other	3,212	3,212
	6,953	22,113
	$39,722	$43,823